Additional Information of Expenses by Nature (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Additional Information of Expenses by Nature

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
a. Depreciation of property, plant and equipment and right-of-use assets

Recognized in cost of revenue	$256,530.9	$299,311.4	$386,103.9
Recognized in operating expenses	24,856.7	25,191.3	27,936.2
Recognized in other operating income and expenses	24.2	35.7	147.6

	$281,411.8	$324,538.4	$414,187.7

b. Amortization of intangible assets

Recognized in cost of revenue	$3,069.9	$4,837.7	$5,574.3
Recognized in operating expenses	2,402.5	2,348.5	2,632.9

	$5,472.4	$7,186.2	$8,207.2

c. Employee benefits expenses

Post-employment benefits
Defined contribution plans	$2,609.7	$2,809.5	$3,711.0
Defined benefit plans	259.6	204.9	192.5

	2,869.3	3,014.4	3,903.5
Other employee benefits	107,115.3	137,803.0	161,043.6

	$109,984.6	$140,817.4	$164,947.1

Employee benefits expense summarized by function
Recognized in cost of revenue	$64,702.0	$83,099.0	$98,012.8
Recognized in operating expenses	45,282.6	57,718.4	66,934.3

	$109,984.6	$140,817.4	$164,947.1

Summary of Accrued Profit Sharing Bonus to Employees	Accrued profit sharing bonus to employees is illustrated below:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Profit sharing bonus to employees	$23,165.7	$34,753.2	$35,601.5

Summary of Profit Sharing Bonus to Employees and Compensation to Directors
TSMC’s profit sharing bonus to employees and compensation to directors for 2019, 2020 and 2021 had been approved by the Board of Directors of TSMC, as illustrated below:

	Years Ended December 31
	2019	2020	2021
	NT$	NT$	NT$
	(In Millions)	(In Millions)	(In Millions)
Resolution Date of TSMC’s Board of Directors in its meeting	February 11, 2020	February 9, 2021	February 15, 2022
Profit sharing bonus to employees	$23,165.7	$34,753.2	$35,601.5

Compensation to directors	$360.4	$509.8	$487.5